PROPERTY AND EQUIPMENT: (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Property and equipment [Line Items]
Cost:		$ 1,321	$ 910
Less: Accumulated depreciation and amortization		675	662
Property and Equipment, net		646	248
Leasehold improvements [Member]
Property and equipment [Line Items]
Cost:		164	88
Computers and software [Member]
Property and equipment [Line Items]
Cost:		130	64
Laboratory equipment [Member]
Property and equipment [Line Items]
Cost:		768	598
Furniture [Member]
Property and equipment [Line Items]
Cost:		84	42
Vehicles [Member]
Property and equipment [Line Items]
Cost:	[1]	$ 175	$ 118

[1]	See note 8c relating to the lien on the Company's vehicles